INCOME TAX - Tax rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAX
Income tax rate (as a percent)	25.00%	25.00%	25.00%
PRC
INCOME TAX
Income tax rate (as a percent)	25.00%
Hong Kong
INCOME TAX
Income tax rate (as a percent)	16.50%